Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 66,742	$ 160,629	$ 48,772
Accounts receivable	23,115	20,900
Accounts receivable - related party		20,900
Other receivable	19,231	2,687
Prepaid expenses	44,066	22,861	28,966
Inventory	24,311
Deposits	45,636	41,150
Total current assets	223,101	248,227	77,738
Other assets, net of amortization	117,070	266,045
Property and equipment, net of accumulated depreciation	640,097	12,596	3,845
Total Assets	980,268	526,868	81,583
Current liabilities:
Accounts payable - trade	60,646	2,794	3,461
Accounts payable, related party	4,311
Tax payable	8,031	8,092	95
Accrued interest		44,851
Accrued expenses	47,349	97,873	4,107
Unissued stock subscriptions			150,000
Payable to Affiliate		52,673
Notes payable, related party	1,369,340	52,673
Notes payable	572,134
Convertible notes payable, net of discount	571,868	480,345
Total current liabilities	2,633,679	641,777	157,663
Total liabilities	2,633,679	641,777	157,663
Stockholders' Equity (Deficit):
Preferred stock, par value $0.0001 per share; 10,000,000 shares authorized: 200,000 issued and outstanding as of September 30, 2018 and 0 as of December 31, 2017 and 2016.	20
Common stock, par value $0.0001 per share; 500,000,000 shares authorized; 67,992,126 issued and 18,415,030 outstanding at September 30, 2018 and 15,803,021 issued and 12,461,036 outstanding at December 31, 2017 and 8,627,013 shares issued and outstanding at December 31, 2016.	1,830	1,245	862
Additional paid-in capital	15,979,780	9,457,265	3,508,529
Accumulated deficit	(17,615,708)	(9,751,419)	(3,585,626)
Stock payable	34,000	178,000
Accumulated other comprehensive income	(53,333)		155
Total stockholders' (equity) deficit	(1,653,411)	(114,909)	(76,080)
Total Liabilities and Stockholders' Equity (Deficit)	$ 980,268	$ 526,868	$ 81,583